ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 65,396	$ 10,129	¥ 308,676
Restricted cash	284,656	44,088	3,829
Accounts receivables	20,943	3,244	0
Amounts due from related parties	808	125	368
Prepayments and other current assets, net	96,547	14,953	22,980
Total current assets	879,142	136,163	335,853
Non-current assets:
Property and equipment, net	343,236	53,160	19,779
Intangible assets, net	377,367	58,447	2,398
Deposits	26,018	4,030	1,480
Long-term investments	64,030	9,917	99,972
Right-of-use assets	11,329	1,755	9,327
Other non-current assets	144,958	22,451	1,664
Total non-current assets	1,140,424	176,630	134,620
TOTAL ASSETS	2,019,566	312,793	470,473
Current liabilities:
Short-term borrowings	136,299	21,110	0
Accounts payable	384,349	59,528	0
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB12,288 and RMB1,192 (US$185) as of December 31, 2020 and June 30, 2021, respectively)	2,898	449	13,401
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB 36,870 and RMB 70,190 (US$10,871) as of December 31, 2020 and June 30, 2021, respectively)	183,422	28,410	55,960
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB3,710 and RMB4,006 (US$620) as of December 31, 2020 and June 30, 2021, respectively)	6,360	985	3,710
Income tax payable	5,695	882	549
Total current liabilities	760,022	117,714	73,620
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB526 and RMB406 (US$63) as of December 31, 2020 and June 30, 2021, respectively)	406	63	526
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB5,807 and RMB4,374 (US$678) as of December 31, 2020 and June 30, 2021, respectively)	6,257	969	5,807
Total non-current liabilities	6,663	1,032	6,333
TOTAL LIABILITIES	766,685	118,746	79,953
VIE
Current assets:
Cash and cash equivalents	13,656	2,115	194,510
Restricted cash	1,250	194	1,242
Accounts receivables	20,138	3,119
Amounts due from intergroup companies	18,253	2,827	936
Amounts due from related parties			368
Prepayments and other current assets, net	66,712	10,332	12,781
Total current assets	120,009	18,587	209,837
Non-current assets:
Property and equipment, net	124,928	19,349	15,181
Intangible assets, net	1,011	157	1,229
Deposits	423	66	424
Long-term investments	32,370	5,013	35,192
Right-of-use assets	7,605	1,178	9,327
Other non-current assets	6,763	1,047	1,665
Total non-current assets	173,100	26,810	63,018
TOTAL ASSETS	293,109	45,397	272,855
Current liabilities:
Amounts due to intergroup companies	443,116	68,630	374,379
Short-term borrowings	5,000	774	0
Accounts payable	5,855	907	0
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB12,288 and RMB1,192 (US$185) as of December 31, 2020 and June 30, 2021, respectively)	1,192	185	12,288
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB 36,870 and RMB 70,190 (US$10,871) as of December 31, 2020 and June 30, 2021, respectively)	70,190	10,871	36,870
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB3,710 and RMB4,006 (US$620) as of December 31, 2020 and June 30, 2021, respectively)	4,006	620	3,710
Income tax payable	2,397	371	0
Total current liabilities	531,756	82,358	427,247
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB526 and RMB406 (US$63) as of December 31, 2020 and June 30, 2021, respectively)	406	63	526
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB5,807 and RMB4,374 (US$678) as of December 31, 2020 and June 30, 2021, respectively)	4,374	678	5,807
Total non-current liabilities	4,780	741	6,333
TOTAL LIABILITIES	¥ 536,536	$ 83,099	¥ 433,580